Income Taxes (Details) - Schedule of Deferred Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Assets and Liabilities [Abstract]
Advance payment for professional service		$ (15,221)
Depreciation and amortization	2,357
Allowance for CECL	7,916
Deferred tax liability	$ 10,273	$ (15,221)